                                 AIM SUMMIT FUND

                       Supplement dated May 8, 2007 to the
           Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007

  The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

------------------------------ ----------------------------------------------------- ---------------------------------
       Name of Trustee                  Dollar Range of Equity Securities               Aggregate Dollar Range of
                                                     Per Fund                            Equity Securities in All
                                                                                     Registered Investment Companies
                                                                                         Overseen by Trustee in
                                                                                            The AIM Family of
                                                                                      Funds--Registered Trademark--
------------------------------ ----------------------------------------------------- ---------------------------------
Martin L. Flanagan(4)                                  N/A                                         N/A
------------------------------ ----------------------------------------------------- ---------------------------------
Robert H. Graham                                  Over $100,000                               Over $100,000
------------------------------ ----------------------------------------------------- ---------------------------------
Philip A. Taylor(5)                                    -0-                                         -0-
------------------------------ ----------------------------------------------------- ---------------------------------
Bob R. Baker                                           -0-                                    Over $100,000
------------------------------ ----------------------------------------------------- ---------------------------------
Frank S. Bayley                                        -0-                                    Over $100,000
------------------------------ ----------------------------------------------------- ---------------------------------
James T. Bunch                                         -0-                                    Over $100,000(6)
------------------------------ ----------------------------------------------------- ---------------------------------
Bruce L. Crockett                                      -0-                                    Over $100,000(6)
------------------------------ ----------------------------------------------------- ---------------------------------
Albert R. Dowden                                       -0-                                    Over $100,000
------------------------------ ----------------------------------------------------- ---------------------------------
Jack M. Fields                                         -0-                                    Over $100,000(6)
------------------------------ ----------------------------------------------------- ---------------------------------
Carl Frischling                                        -0-                                    Over $100,000(6)
------------------------------ ----------------------------------------------------- ---------------------------------
Prema Mathai-Davis                                     -0-                                    Over $100,000(6)
------------------------------ ----------------------------------------------------- ---------------------------------
Lewis F. Pennock                                       -0-                                    Over $100,000
------------------------------ ----------------------------------------------------- ---------------------------------
Ruth H. Quigley                                        -0-                                    Over $100,000
------------------------------ ----------------------------------------------------- ---------------------------------
Larry Soll                                             -0-                                    Over $100,000(6)
------------------------------ ----------------------------------------------------- ---------------------------------
Raymond Stickel, Jr.                                   -0-                                    Over $100,000
------------------------------ ----------------------------------------------------- ---------------------------------



--------------------------------------
(4) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds."